Goodwill and other intangible assets	12 Months Ended
Oct. 31, 2025
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Goodwill and other intangible assets

Note 11 Goodwill and other intangible assets
Goodwill

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286
Acquisitions	–	–	–	–	–	–	–	–	–	–	–
Currency translations and other	(25)	21	(25)	6	79	22	34	–	–	7	119
Balance at end of period	$4,969	$1,819	$3,790	$883	$2,243	$3,113	$1,232	$29	$112	$1,215	$19,405

	For the year ended October 31, 2024

(Millions of Canadian dollars)	Personal Banking – Canada	Caribbean Banking	Commercial Banking	Canadian Wealth Management	Global Asset Management	U.S. Wealth Management (including City National)	International Wealth Management	Investor Services	Insurance	Capital Markets	Total
Balance at beginning of period	$1,851	$1,791	$793	$593	$2,016	$3,080	$1,124	$29	$112	$1,205	$12,594
Acquisitions	3,159	–	3,022	283	72	–	–	–	–	–	6,536
Currency translations and other	(16)	7	–	1	76	11	74	–	–	3	156
Balance at end of period	$4,994	$1,798	$3,815	$877	$2,164	$3,091	$1,198	$29	$112	$1,208	$19,286
We perform our annual impairment test by comparing the carrying amount of each CGU to its recoverable amount. The recoverable amount of a CGU is represented by its VIU, except in circumstances where the carrying amount of a CGU exceeds its VIU. In such cases, the greater of the CGU’s FVLCD and its VIU is the recoverable amount. Our annual impairment test is performed as at August 1.
In our 2025 and 2024 annual impairment tests, the recoverable amount of our Caribbean Banking CGU was based on its FVLCD and the recoverable amounts of all other CGUs tested were based on their VIU.
Value in use
We calculate VIU using a five-year discounted cash flow method, with the exception of our International Wealth Management CGU where cash flow projections covering a seven-year period were used, which more closely aligns with the strategic growth plan resulting from the acquisition of RBC Brewin Dolphin. Future cash flows are based on financial plans agreed by management, estimated based on forecast results, business initiatives, capital required to support future cash flows and returns to shareholders. Key drivers of future cash flows include net interest margins and average interest-earning assets. The values assigned to these drivers over the forecast period are based on past experience, external and internal economic forecasts, and management’s expectations of the impact of economic conditions on our financial results. Beyond the initial cash flow projection period, cash flows are assumed to increase at a constant rate using a nominal long-term growth rate (terminal growth rate). Terminal growth rates are based on the long-term steady state growth expectations in the countries within which the CGU operates. The discount rates used to determine the present value of each CGU’s projected future cash flows are based on the bank-wide cost of capital, adjusted for the risks to which each CGU is exposed. CGU-specific risks include: country risk, business/operational risk, geographic risk (including political risk, devaluation risk, and government regulation), currency risk, and price risk (including product pricing risk and inflation).
The estimation of VIU involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the VIU to key inputs and assumptions used was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2025, no reasonably possible change in an individual key input or assumption, as described, would result in a CGU’s carrying amount exceeding its recoverable amount based on VIU.
The terminal growth rates and pre-tax discount rates used in our discounted cash flow models are summarized below.

	As at
	August 1, 2025		August 1, 2024

	Discount rate (1)	Terminal growth rate	Discount rate (1)	Terminal growth rate
Group of cash generating units
Personal Banking – Canada	10.8%	3.0%	11.7%	3.0%
Caribbean Banking	12.9	3.5	13.7	3.5
Commercial Banking	11.5	3.0	11.7	3.0
Canadian Wealth Management	11.8	3.0	12.5	3.0
Global Asset Management	11.8	3.0	12.4	3.0
U.S. Wealth Management (including City National)	12.4	3.0	12.6	3.0
International Wealth Management	12.1	3.0	12.3	3.0
Investor Services	11.9	3.0	12.5	3.0
Insurance	11.5	3.0	12.5	3.0
Capital Markets	13.0	3.0	12.7	3.0

(1)	Pre-tax discount rates are determined implicitly based on post-tax discount rates.

Fair value less costs of disposal – Caribbean Banking
We calculated FVLCD using a discounted cash flow method that projects future cash flows over a 5-year period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial 5-year period are assumed to increase at a constant rate using a nominal long-term growth rate. Future cash flows, terminal growth rates, and discount rates are based on the same factors noted above. This fair value measurement is categorized as level 3 in the fair value hierarchy as certain significant inputs are not observable.
The estimation of FVLCD involves significant judgment in the determination of inputs to the discounted cash flow model and is most sensitive to changes in future cash flows, discount rates and terminal growth rates applied to cash flows beyond the forecast period. The sensitivity of the FVLCD to key inputs and assumptions was tested by recalculating the recoverable amount using reasonably possible changes to those parameters. As at August 1, 2025, no reasonably possible change in an individual key input or assumption, as described, would result in the CGU’s carrying amount exceeding its recoverable amount.
Other intangible assets

	For the year ended October 31, 2025

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Additions	175	12	–	–	1,165	1,352
Acquisition through business combination	–	–	–	–	–	–
Transfers	844	83	–	–	(927)	–
Dispositions	(585)	(43)	–	–	(2)	(630)
Impairment losses	(37)	(1)	–	–	(10)	(48)
Currency translations	19	11	11	52	8	101
Other changes	111	(42)	–	(13)	(89)	(33)
Balance at end of period	$6,101	$1,094	$3,648	$2,980	$1,502	$15,325
Accumulated amortization
Balance at beginning of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Amortization charge for the year	(1,068)	(79)	(448)	(164)	–	(1,759)
Dispositions	591	42	–	–	–	633
Impairment losses	13	1	–	–	–	14
Currency translations	(13)	(8)	(10)	(11)	–	(42)
Other changes	23	(28)	–	21	–	16
Balance at end of period	$(3,841)	$(801)	$(2,121)	$(1,160)	$–	$(7,923)
Net balance at end of period	$2,260	$293	$1,527	$1,820	$1,502	$7,402

	For the year ended October 31 , 2024

(Millions of Canadian dollars)	Internally generated software	Other software	Core deposit intangibles	Customer list and relationships (1)	In process software	Total
Gross carrying amount
Balance at beginning of period	$5,595	$1,097	$1,658	$2,456	$1,527	$12,333
Additions	31	4	–	9	1,090	1,134
Acquisition through business combination	–	–	1,972	370	–	2,342
Transfers	1,204	42	–	–	(1,246)	–
Dispositions	(1,204)	(67)	–	(9)	(1)	(1,281)
Impairment losses	(37)	(18)	–	–	(30)	(85)
Currency translations	32	17	7	115	3	174
Other changes	(47)	(1)	–	–	14	(34)
Balance at end of period	$5,574	$1,074	$3,637	$2,941	$1,357	$14,583
Accumulated amortization
Balance at beginning of period	$(3,596)	$(658)	$(1,330)	$(846)	$–	$(6,430)
Amortization charge for the year	(986)	(102)	(325)	(136)	–	(1,549)
Dispositions	1,204	66	–	7	–	1,277
Impairment losses	12	5	–	–	–	17
Currency translations	(21)	(7)	(8)	(31)	–	(67)
Other changes	–	(33)	–	–	–	(33)
Balance at end of period	$(3,387)	$(729)	$(1,663)	$(1,006)	$–	$(6,785)
Net balance at end of period	$2,187	$345	$1,974	$1,935	$1,357	$7,798

(1)	Includes $259 million (October 31, 2024 – $259 million) of mutual fund management contracts with indefinite useful lives in the Global Asset Management CGU acquired in the HSBC Canada transaction.